Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitmentsand Contingencies Details [Line Items]
Loss contingency accrual				$ 500
Operating Lease, Expense		$ 300	$ 300	1,400	$ 300
Sales and marketing		2,211	$ 656	$ 6,624	$ 2,796
Palantir Technologies
Commitmentsand Contingencies Details [Line Items]
Professional and contract services expense term	6 years
Professional and contract services expense	$ 42,000
Sales and marketing		900
Prepaid Expense, Current		$ 2,700